Share Capital - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 series shares	Dec. 31, 2021 series shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Number of shares issued (in shares)	598,714,704	598,217,549
Number of shares outstanding (in shares)	598,714,704	598,217,549	597,611,787
Number of series of preferred stock | series	2	2
Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0
Series 2 preferred shares [Member]
Class of Stock [Line Items]
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0